================================================================================

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 FORM N-14/A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      [X] Pre-Effective Amendment No. 1 [ ] Post-Effective Amendment No.
                        (Check appropriate box or boxes)
                    _______________________________________

               Exact Name of Registrant as Specified in Charter:

                             STAGECOACH FUNDS, INC.
                        Area Code and Telephone Number:
                                 (800) 643-9691

                    Address of Principal Executive Offices:
                               111 Center Street
                          Little Rock, Arkansas  72201
                       ________________________________

                     Name and Address of Agent for Service:
                             Richard H. Blank, Jr.
                               c/o Stephens Inc.
                               111 Center Street
                          Little Rock, Arkansas  72201

                                   Copies to:

                            Robert M. Kurucza, Esq.
                            Marco E. Adelfio, Esq.
                            Morrison & Foerster LLP
                   2000 Pennsylvania Ave., N.W., Suite 5500
                            Washington, D.C.  20006

================================================================================

It is proposed that this filing will become effective on October 18, 1998 pursuant to Rule 488. No filing fee is due because the Registrant has previously filed an election pursuant to Rule 24f-2 to register an indefinite number of the Registrant's shares.

As filed with the Securities and Exchange Commission on September 18, 1998
                         Registration No. 333-63819.

                              EXPLANATORY NOTE

    This Pre-Effective Amendment is being filed for the sole purposes of adding Exhibit 14 to Part C and making minor changes to the list of items incorporated by reference in the Cross-Reference Sheet, Part B and Part C.

                             STAGECOACH FUNDS, INC.
                             CROSS-REFERENCE SHEET

                          ITEMS REQUIRED BY FORM N-14
                          ---------------------------




     The Proxy Prospectus and Exhibits A and B thereto, as well as Exhibits 99.11, 99.17(a), 99.17(b)(i), 99.17(b)(ii) and 99.17(b)(iii), are hereby incorporated by reference to the Company's Registration Statement on Form N-14 filed September 18, 1998.



PART B
------


                                                   STATEMENT OF ADDITIONAL
ITEM NO.     ITEM CAPTION                          INFORMATION CAPTION
-----------  ------------------------------------  ---------------------------------------------------
         14  Financial Statements                  INCORPORATION OF DOCUMENTS BY REFERENCE IN
                                                   STATEMENT OF ADDITIONAL INFORMATION


  PART C
-----------
 ITEM NOS.
-----------
      15-17  Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

THE FOLLOWING ITEMS ARE HEREBY INCORPORATED BY REFERENCE:

   A) From Post-Effective Amendment No. 48 of the Stagecoach Funds, Inc., filed July 31, 1998 (SEC File No. 33-42927; 811-6419): The Prospectus and Statement of Additional Information dated August 1, 1998, describing the retail classes of shares of the Short-Intermediate U.S. Government Income Fund;

   B) The audited financial statements and related independent auditors' report for the Retail shares of the Short-Intermediate U.S. Government Income Fund of Stagecoach Funds, Inc., contained in the Annual Report for the fiscal period ended June 30, 1998, as filed with the SEC on September 4, 1998;

   C) From Post-Effective Amendment No. 15 of MasterWorks Funds Inc., filed June 30, 1998 (SEC File No. 33-54126; 811-7332): The Prospectus and Statement of Additional Information dated June 30, 1998, describing the shares of the Short-Intermediate Term Fund; and

   D) The audited financial statements and related independent auditors' report for the Short-Intermediate Term Fund of MasterWorks Funds Inc., and the Short-Intermediate Term Master Portfolio of Managed Series Investment Trust, contained in the Annual Report for the fiscal year ended February 28, 1998, as filed with the SEC on May 1, 1998.

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED OCTOBER __, 1998

                             MASTERWORKS FUNDS INC.
                                111 Center Street
                           Little Rock, Arkansas 72201
                                 1-888-204-3956

                             STAGECOACH FUNDS, INC.
                                111 Center Street
                           Little Rock, Arkansas 72201
                                 1-800-222-8222

                      NOVEMBER 24, 1998 SPECIAL MEETING OF
                SHAREHOLDERS OF THE SHORT-INTERMEDIATE TERM FUND

         This Statement of Additional Information sets forth certain additional information about MasterWorks Funds Inc. ("MasterWorks") and MasterWork's Short-Intermediate Term Fund (the "S-I Fund") and Stagecoach Funds, Inc. ("Stagecoach") and Stagecoach's Short-Intermediate U.S. Government Income Fund (the "Government Fund"). This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined
Proxy/Prospectus, also dated October __, 1998, for the Special Meeting of Shareholders of the S-I Fund to be held on November 24, 1998. Copies of the Combined Proxy/Prospectus may be obtained at no charge by calling 1-888-204-3956 or writing MasterWorks at the address above.

         Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy/Prospectus. The Combined Proxy/Prospectus and this Statement of Additional Information are sometimes referred to together as the "Voting Materials."

                     INCORPORATION OF DOCUMENTS BY REFERENCE
                   IN THIS STATEMENT OF ADDITIONAL INFORMATION

         Further information about the S-I Fund and the Government Fund (together, the "Funds") is contained in other documents previously filed with the Securities and Exchange Commission (the "SEC"). These documents are incorporated herein by reference to the documents referenced below.

         Further information about the S-I Term Fund is contained in and incorporated by reference to the S-I Term Fund's statement of additional information, dated June 30, 1998.

Further information about the Government Fund is contained in and incorporated by reference to the Government Fund's statement of additional information, dated August 1, 1998.

         The audited financial statements and financial highlights for the S-I Term Fund of MasterWorks and the corresponding Master Portfolio of Managed Series Investment Trust contained in the Annual Report for the fiscal year ended February 28, 1998, are hereby incorporated by reference to the Fund's and Master Portfolio's Annual Report for such period, as filed with the SEC on May 1, 1998.

         The audited financial statements and financial highlights for the Government Fund contained in the Annual Reports for the fiscal period ended June 30, 1998, are hereby incorporated by reference to the Fund's Annual Report for such period, as filed with the SEC on September 4, 1998.

                NOTE REGARDING PRO FORMA FINANCIAL INFORMATION

         The total assets of the Government Fund as of August 31, 1998, were $134,840,288. The total assets of the S-I Term Fund as of August 31, 1998 were $10,883,231.

         Item 14(a)(2) of Form N-14 provides that the pro forma financial statements required by Rule 11-01 of Regulation S-X need not be prepared if the net asset value of the company being acquired does not exceed ten percent of the registrant's net asset value, both of which are measured as of a specified date within thirty days prior to the date of filing of this registration statement.

         Therefore, pro forma financial information is not included in this registration statement. This registration statement incorporates the audited financial statements of each Fund by reference to its most recently filed annual report.

                             STAGECOACH FUNDS, INC.
                      c/o Stagecoach Shareholder Services
                             Wells Fargo Bank, N.A.
                                 P.O. Box 7066
                         San Francisco, CA  94120-7066
                                 1-800-222-8222

                                     PART C

                               OTHER INFORMATION


    Item 15.  Indemnification
              ---------------

       Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Amended and Restated Articles of Incorporation or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the Shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

       With respect to the indemnification of the Registrant's directors and officers, reference is made to Article VIII(h) of the Registrant's Amended and Restated Articles of Incorporation which are incorporated by reference as Exhibit 1 hereto.

       With respect to the indemnification of Stephens Inc., the Registrant's principal underwriter for each class of shares of each Fund of the Registrant, reference is made to Section 10 of the Amended Distribution Agreement between the Registrant and Stephens Inc., which is incorporated by reference as Exhibit 7(a) hereto.

       With respect to the indemnification of Wells Fargo Bank, N.A., the Registrant's custodian for each Fund, reference is made to Section 14 of
    Article XII of the Custody Agreements between the Registrant and Wells Fargo Bank, N.A., on behalf of the Funds, which is incorporated by reference as Exhibits 9(a) - 9(n) hereto.

       With respect to the indemnification of Wells Fargo Bank, N.A., the Registrant's Transfer Agent for each Fund, reference is made to Article VIII of the Agency Agreement between the Registrant and Wells Fargo Bank, N.A., on behalf of the Funds, which is incorporated by reference as Exhibit 13(a) hereto.

       With respect to the indemnification of Wells Fargo Bank, N.A., the Registrant's Administrator, reference is made to Section 5 of the Administration Agreement between the Registrant and Wells Fargo Bank, N.A., on behalf of the Funds, which is incorporated by reference as Exhibit 13(b)(i) hereto.

       With respect to the indemnification of Stephens Inc., the Registrant's Co-Administrator, reference is made to Section 5 of the Co-Administration Agreement between the Registrant , Wells Fargo Bank, N.A. and Stephens Inc., on behalf of the Funds, which is incorporated by reference as Exhibit 13(b)(2) hereto.


    Item 16:  Exhibits
              --------

       All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 811-6419; 33-42927).

   Exhibit
   Number                        Description
   ------                        -----------
    1(a)         - Amended and Restated Articles of Incorporation dated November
                   22, 1995, incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, filed November 29, 1995.

    1(b)         - Not Applicable

    2            - By-Laws, incorporated by reference to the Post-Effective
                   Amendment No. 31 to the Registration Statement, filed May 15, 1997.

    3            - Not Applicable.

    4            - Agreement and Plan of Consolidation, filed herewith as
                   Appendix I to the Combined Proxy Statement/Prospectus.

    5            - Not Applicable.

    6(a)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Short-Intermediate U.S. Government Income Fund, incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement filed February 10, 1994 and Post-Effective Amendment No. 48 filed July 31, 1998.

    6(b)         - Sub-Advisory Contract with Wells Capital Management on behalf of various Funds incorporated by reference to Post-Effective Amendment No. 48, filed July 31, 1998.

    7(a)         - Amended Distribution Agreement with Stephens Inc.
                   on behalf of the Funds, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995 and incorporated by reference to Post-Effective Amendment No. 48 filed July 31, 1998.

    7(b)         - Selling Agreement with Wells Fargo Bank, N.A. on behalf of the Funds, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992 and Post-Effective Amendment No. 48 filed July 31, 1998.

    8            - Not Applicable

    9(a)         - Custody Agreement with Wells Fargo Bank, N.A. on
                   behalf of the Short-Intermediate U.S. Government Income Fund, incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement, filed February 10, 1994 and incorporated by reference to Post-Effective Amendment No. 48, filed July 31, 1998.

    9(a)(i)      - Amendment No. 1 to the Custody Agreement with
                   Wells Fargo Bank, N.A. on behalf of the Short-Intermediate U.S. Government Income Fund incorporated by reference to Post-Effective Amendment No. 48, filed July 31, 1998.

    10(a)        - Distribution Plan on behalf of various classes and Funds, incorporated by reference to Post-Effective Amendment No. 48 filed July 31, 1998.

    10(a)(i)     - Distribution Plan on behalf of the Asset Allocation Fund,
                   California Tax-Free Bond Fund, California Tax-Free Income Fund, California Tax-Free Money Market Mutual Fund, Diversified Equity Income Fund, Growth Fund, Money Market Mutual Fund, Short-Intermediate U.S. Government Income Fund, U.S. Government Allocation Fund and U.S. Government Income Fund, incorporated by reference to Post-Effective Amendment No. 48 filed July 31, 1998.

    10(b)(i)     - Form of Shareholder Servicing Agreement with Wells Fargo
                   Bank, N.A. on behalf of the Funds, incorporated by reference to Post-Effective Amendment No. 48, filed July 31, 1998.

    10(b)(ii)    - Servicing Plan as consolidated to include all classes of the
                   Funds, incorporated by reference to Post-Effective Amendment No. 48 to the registration statement, filed July 31, 1998.

    10(c)        - Amended Rule 18f-3 Multi-Class Plan, incorporated by
                   reference to Post-Effective Amendment No. 33 to the Registration Statement, filed August 5, 1997.

    11           - Opinion and Consent of Morrison & Foerster LLP, as filed on September 18, 1998.

    12           - See Item 17(3) of this Part C.

    13(a)        - Agency Agreement with Wells Fargo Bank, N.A. on
                   behalf of the Funds, incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement, filed May 30, 1997.

    13(b)(i)     - Administration Agreement with Wells Fargo Bank,
                   N.A. on behalf of the Funds, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

    13(b)(ii)    - Co-Administration Agreement with Wells Fargo Bank,
                   N.A. and Stephens Inc. on behalf of the Funds, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

    14           - Consent of Independent Auditors -- KPMG Peat Marwick LLP
                   -- filed herewith.

    15           - Not Applicable

     16          - Powers of Attorney for R. Greg Feltus, Jack S. Euphrat,
                   Thomas S. Goho, Joseph N. Hankin, W. Rodney Hughes, Robert M. Joses and J. Tucker Morse, incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement, filed May 30, 1997; Power of Attorney for Peter G. Gordon, incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement, filed January 30, 1998.

     17(a)       - Declarations pursuant to Rule 24f-2 for the fiscal years ended March 31, 1998 and June 30, 1998, incorporated by reference to Forms filed on June 26, 1998 and September 17th, 1998, respectively. Copies as filed on September 18, 1998.

     17(b)(i)    - Form of Proxy Ballot, as filed on September 18, 1998.

     17(b)(ii)   - Form of Letter to Shareholders, as filed on September 18,
                   1998.

     17(b)(iii)  - Form of Notice of Special Meeting, as filed on September 18,
                   1998.

     17(c)(i)    - Prospectus and Statement of Additional Information for the
                   Retail shares of the Short-Intermediate U.S. Government Income Fund, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed
                   July 31, 1998.

     17(c)(ii)   - Annual Report for the fiscal period ended June 30, 1998 for the Short-Intermediate U.S. Government Income Fund, incorporated by reference to the Form N-30D as filed on September 4, 1998.

     27          - Financial Data Schedules for the fiscal period
                   ended March 31, 1998, incorporated by reference to the Form N-SAR, filed August 27, 1998.

Item 17.  Undertakings.
          ------------

   1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

   2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

   3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an IRS ruling supporting the tax consequences of the Reorganization within a reasonable time after receipt of such opinion or ruling.

                                   SIGNATURES
                                   ----------

   Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Little Rock, State of Arkansas on the 18th day of September, 1998.

                         STAGECOACH FUNDS, INC.


                         By  /s/ Richard H. Blank, Jr.
                             -------------------------
                             Richard H. Blank, Jr.
                             Secretary and Treasurer
                             (Principal Financial Officer)


   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date indicated:

   Signature                            Title                                   Date
   ---------                            -----                                   ----
                *                       Director, Chairman and President
   -------------------------
   (R. Greg Feltus)                     (Principal Executive Officer)

   /s/ Richard H. Blank, Jr.            Secretary and Treasurer                 9/18/98
   -------------------------
   (Richard H. Blank, Jr.)              (Principal Financial Officer)

                *                       Director
   -------------------------
   (Jack S. Euphrat)

                *                       Director
   -------------------------
   (Thomas S. Goho)

                *                       Director
   -------------------------
   (Peter G. Gordon)

                *                       Director
   -------------------------
   (Joseph N. Hankin)

                *                       Director
   -------------------------
   (W. Rodney Hughes)

                *                       Director
   -------------------------
   (J. Tucker Morse)

*By:  /s/ Richard H. Blank, Jr.
      -------------------------
     Richard H. Blank, Jr.
     As Attorney-in-Fact
     September 18, 1998

                             STAGECOACH FUNDS, INC.
                               N-14 Exhibit Index

Exhibit Number                       Description
--------------                       -----------
   99.14              Consent of Independent Auditors -- filed herewith
